Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The overseas cash and cash equivalents are primarily held by the Company and its subsidiaries in Hong Kong and US.

	RMB amount (RMB denominated)			RMB equivalent amount (US$ denominated)			Total
	Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE
December 31, 2018	6,929	3,185	58,068	194,066	82,474	—	344,722
December 31, 2019	6,607	13,453	137,364	65,059	58,683	—	281,166